Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

13. Taxation

(a) Value-added tax (“VAT”)

The Group’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries incorporated in China are subject to statutory VAT rate of 6% for services rendered and 13% for products sales.

The Group is also subject to urban construction tax at the rate of 7% or 5% or 1%, education surcharges at the rate of 3%, local education surcharges at the rate of 2% and other surcharges on VAT payments to the tax authorities according to PRC tax law, which are recorded in the cost of revenues in the consolidated statements of comprehensive income/(loss).

13. Taxation (Continued)

(b) Income tax

Composition of income tax

The following table presents the composition of income tax (benefits)/expenses for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	15,440	15,261	2,587
Deferred tax benefits	(33,515)	(16,166)	(1,791)
Income tax (benefits)/expenses	(18,075)	(905)	796

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax rate for 2017. Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2,000, and 16.5% on any part of assessable profits over HK$2,000. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTEs”) enjoy a preferential tax rate of 15% subject to a requirement that they re-apply for HNTE status every three years.

Beijing Wanwei was entitled as HNTE in 2018 and eligible for a preferential EIT rate of 15%, for the three-year period from 2018 to 2020 and extended to additional three-year period from 2021 to 2023, so long as it meets the HNTE criteria, however, as Beijing Wanwei qualified as “Software Company”, hence to enjoy income tax rate of 0% for the two-year period from 2019 to 2020, and enjoys income tax rate of 12.5% for the three-year period from 2021 to 2023. Beijing Wanwei extended to additional three - year period from 2024 to 2026 for HNTE, therefore, eligible for a preferential income tax rate of 15% for the three - year period from 2024 to 2026.

Wuhan Miracle were entitled as HNTE in 2023 and eligible for a preferential EIT rate of 15%, for the three-year period from 2023 to 2025.

The preferential effective tax rates may be as low as 5% for small and micro enterprises that meet certain conditions for the years ended December 31, 2023, 2024 and 2025.

All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the years presented.

13. Taxation (Continued)

(b) Income tax (Continued)

China (continued)

In general, all of the tax returns of the Group’s PRC entities in China remain subject to examination by the tax authorities for up to five years from the date of filing. The Group may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

In 2023, 2024 and 2025, the Company did not record any dividend withholding tax on the retained earnings of its FIE in the Chinese mainland, as the Company intended to reinvest all earnings in the Chinese /mainland to further expand its business in the Chinese mainland, and its FIEs did not intend to declare dividends on the retained earnings to their immediate foreign holding companies. As of December 31, 2025, the retained earnings of PRC subsidiaries including VIEs amounted to approximately RMB222.4 million.

The Group established tax residency in China and adopted ASU 2023-09 on a prospective basis beginning with the year ended December 31, 2025. The following table presents the required disclosure pursuant to ASC 2023-09 for the year ended December 31, 2025:

	For the Year Ended December 31,
	2025
	RMB	Percent
Income before income taxes	(246,109)
PRC statutory income tax rate	(61,527)	25.0%
Foreign tax effect:
Hong Kong
Statutory tax rate difference between local and Hong Kong	(1,490)	0.6%
Hong Kong offshore account interest income	(4,015)	1.6%
Others	1,890	(0.8%)
Changes in valuation allowances	41,976	(17.1%)
Nontaxable or Nondectible items
Share-based payment awards	2,229	(0.9%)
Additional deduction for research and development expenditures	(17,097)	6.9%
Tax holiday	27,963	(11.4%)
Other non-deductible expenses	10,867	(4.4%)
Income tax expenses	796	(0.3%)

The following table presents the required disclosures prior to the adoption of ASU 2023-09 and reconciles the U.S. statutory tax rate to the Group’s effective income tax rate for the years ended December 31, 2023 and 2024:

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	1,967	(147,021)
Permanent differences (1)	(31,403)	117,584
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	7,059	5,139
Change in valuation allowance	4,302	23,393
Income tax benefits	(18,075)	(905)
(1)The permanent differences mainly consisted of additional deduction for research and development expenditures, non-deductible expenses, gains on disposal of Leya and impairment of goodwill.

13. Taxation (Continued)

(b) Income tax (Continued)

China (continued)

The per share effect of the tax holidays are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net loss per ordinary share effect-basic	(0.03)	(0.04)	(0.39)
Net loss per ordinary share effect-diluted	(0.03)	(0.04)	(0.39)

(c) Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	1,575	1,295
Payroll and expense accrued	1,835	1,234
Net operating tax loss carry forwards	116,449	135,961
Loss on equity investment	12,676	13,349
Impairment of long-term investments	7,411	7,411
Provision of allowance for expected credit loss	21,152	21,987
Impairment of long-lived assets	1,219	2,774
Operating lease liabilities	21,191	16,990
Others	1,543	3,847
Valuation allowance	(78,910)	(118,545)
Total deferred tax assets, net	106,141	86,303

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	19,758	10,615
Operating lease right-of-use assets	19,889	16,258
Total deferred tax liabilities	39,647	26,873

Presentation in the consolidated balance sheets after net off:
Deferred tax assets	84,950	69,313
Deferred tax liabilities	19,758	10,615

All deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount in accordance with ASC 740-10-45-6 “Income Taxes - Overall - Other Presentation Matters.” The Group has classified all deferred tax assets and liabilities as non-current items on its consolidated balance sheet as of December 31, 2024 and 2025.

13. Taxation (Continued)

(c) Deferred tax assets and liabilities (Continued)

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1,	(51,215)	(55,517)	(78,910)
Change of valuation allowance	(4,302)	(23,393)	(41,976)
Reduction due to expiration of tax attributes	—	—	2,341
Balance as of December 31,	(55,517)	(78,910)	(118,545)

The increase of valuation allowance in 2023 was mainly related to deferred tax assets recognized from net operating tax loss carry forwards of Beijing So-Young Souyang Investment and Management Co., Ltd., as the Group did not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets is more likely than not to be realized.

The increase of valuation allowance in 2024 was mainly related to deferred tax assets recognized from impairment losses of long-term investment and net operating tax loss carry forwards, as the Group did not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets is more likely than not to be realized.

The increase of valuation allowance in 2025 was mainly related to deferred tax assets recognized from net operating tax loss carry forwards of Chengdu So-Young Internet Hospital Co., Ltd., as the Group did not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets is more likely than not to be realized.

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration period for tax losses has been extended from five years to ten years due to new tax legislation released in 2019. As of December 31, 2025, certain entities of the Group had net operating tax loss carry forwards, if not utilized, would expire as follows:

RMB
Loss expiring in 2026	10,033
Loss expiring in 2027	12,873
Loss expiring in 2028	81,070
Loss expiring in 2029	82,538
Loss expiring in 2030 and thereafter	647,705
Total	834,219

13. Taxation (Continued)

(d) Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

The Group did not record any dividend withholding tax, as the Group’s FIE, the WFOE, has no retained earnings in any of the periods presented.